NATURE OF OPERATIONS AND GOING CONCERN (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Condensed Combined Income Statement [Table Text Block]
	Year Ended December 31, 2010
	Qwick	Qeyos Ad	Intercompany
	Media Inc.	Systems Inc.	Adjustments	Combined

Revenues	$-	$2,718	$-	$2,718

Expenses
Advertising and promotion	-	8,610	-	8,610
Amortization	-	320	-	320
Consulting fees	-	74,136	-	74,136
Filing and stock transfer fees	838	−	-	838
Foreign exchange	-	71,045	(8,847)	62,198
Interest and bank charges	19,097	572	-	19,669
Management fees	78,903	25,153	-	104,056
Office and administrative	13,452	53,212	-	66,664
Professional fees	75,726	48,152	-	123,878
Salaries, wages and benefits	-	445,834	-	445,834
Software development costs	-	179,222	-	179,222
Travel	-	19,490	-	19,490
Total Expenses	188,016	925,746	(8,847)	1,104,915

Net Loss For The Year	$(188,016)	$(923,028)	$8,847	$(1,102,197)